Financial risk management - Change in debts to credit institutes (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial risk management
Ending balance	€ (342,000)
Debt to credit institutions
Financial risk management
Beginning balance	(205,572)	€ (115,002)
New loan	(130,000)
Loan interests	499
Interest expense (non-cash)	(4,300)	(409)
Ending balance	€ (339,372)	€ (115,411)